Loans Held-for-Investment (Past Due Loans) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans Held-for-Investment, Aging
Total Past Due	$ 34,000,000	$ 50,000,000
Current	7,679,000,000	6,015,000,000
Net investment in commercial financing leases	7,713,000,000	6,065,000,000
90 days or greater past due, fair value option	4,000,000	13,000,000
Interest lost on nonaccrual loans	1,000,000	2,000,000	$ 6,000,000
90 days and still accruing	0	0
Consumer loans
Loans Held-for-Investment, Aging
Total Past Due	34,000,000	50,000,000
Current	3,409,000,000	2,748,000,000
Net investment in commercial financing leases	3,443,000,000	2,798,000,000
Residential first mortgage
Loans Held-for-Investment, Aging
Total Past Due	27,000,000	35,000,000
Current	2,727,000,000	2,292,000,000
Net investment in commercial financing leases	2,754,000,000	2,327,000,000
Home Equity
Loans Held-for-Investment, Aging
Total Past Due	7,000,000	14,000,000
Current	657,000,000	429,000,000
Net investment in commercial financing leases	664,000,000	443,000,000
Other
Loans Held-for-Investment, Aging
Total Past Due	0	1,000,000
Current	25,000,000	27,000,000
Net investment in commercial financing leases	25,000,000	28,000,000
Total commercial loans
Loans Held-for-Investment, Aging
Total Past Due	0	0
Current	4,270,000,000	3,267,000,000
Net investment in commercial financing leases	4,270,000,000	3,267,000,000
Commercial real estate
Loans Held-for-Investment, Aging
Total Past Due	0	0
Current	1,932,000,000	1,261,000,000
Net investment in commercial financing leases	1,932,000,000	1,261,000,000
Commercial and industrial
Loans Held-for-Investment, Aging
Total Past Due	0	0
Current	1,196,000,000	769,000,000
Net investment in commercial financing leases	1,196,000,000	769,000,000
Warehouse lending
Loans Held-for-Investment, Aging
Total Past Due	0	0
Current	1,142,000,000	1,237,000,000
Net investment in commercial financing leases	1,142,000,000	1,237,000,000
30-59 Days Past Due
Loans Held-for-Investment, Aging
Total Past Due	3,000,000	8,000,000
30-59 Days Past Due | Consumer loans
Loans Held-for-Investment, Aging
Total Past Due	3,000,000	8,000,000
30-59 Days Past Due | Residential first mortgage
Loans Held-for-Investment, Aging
Total Past Due	2,000,000	6,000,000
30-59 Days Past Due | Home Equity
Loans Held-for-Investment, Aging
Total Past Due	1,000,000	1,000,000
30-59 Days Past Due | Other
Loans Held-for-Investment, Aging
Total Past Due	0	1,000,000
30-59 Days Past Due | Total commercial loans
Loans Held-for-Investment, Aging
Total Past Due	0	0
30-59 Days Past Due | Commercial real estate
Loans Held-for-Investment, Aging
Total Past Due	0	0
30-59 Days Past Due | Commercial and industrial
Loans Held-for-Investment, Aging
Total Past Due	0	0
30-59 Days Past Due | Warehouse lending
Loans Held-for-Investment, Aging
Total Past Due	0	0
60-89 Days Past Due
Loans Held-for-Investment, Aging
Total Past Due	2,000,000	2,000,000
60-89 Days Past Due | Consumer loans
Loans Held-for-Investment, Aging
Total Past Due	2,000,000	2,000,000
60-89 Days Past Due | Residential first mortgage
Loans Held-for-Investment, Aging
Total Past Due	2,000,000	0
60-89 Days Past Due | Home Equity
Loans Held-for-Investment, Aging
Total Past Due	0	2,000,000
60-89 Days Past Due | Other
Loans Held-for-Investment, Aging
Total Past Due	0	0
60-89 Days Past Due | Total commercial loans
Loans Held-for-Investment, Aging
Total Past Due	0	0
60-89 Days Past Due | Commercial real estate
Loans Held-for-Investment, Aging
Total Past Due	0	0
60-89 Days Past Due | Commercial and industrial
Loans Held-for-Investment, Aging
Total Past Due	0	0
60-89 Days Past Due | Warehouse lending
Loans Held-for-Investment, Aging
Total Past Due	0	0
90 Days or Greater Past Due
Loans Held-for-Investment, Aging
Total Past Due	29,000,000	40,000,000
90 Days or Greater Past Due | Consumer loans
Loans Held-for-Investment, Aging
Total Past Due	29,000,000	40,000,000
90 Days or Greater Past Due | Residential first mortgage
Loans Held-for-Investment, Aging
Total Past Due	23,000,000	29,000,000
90 Days or Greater Past Due | Home Equity
Loans Held-for-Investment, Aging
Total Past Due	6,000,000	11,000,000
90 Days or Greater Past Due | Other
Loans Held-for-Investment, Aging
Total Past Due	0	0
90 Days or Greater Past Due | Total commercial loans
Loans Held-for-Investment, Aging
Total Past Due	0	0
90 Days or Greater Past Due | Commercial real estate
Loans Held-for-Investment, Aging
Total Past Due	0	0
90 Days or Greater Past Due | Commercial and industrial
Loans Held-for-Investment, Aging
Total Past Due	0	0
90 Days or Greater Past Due | Warehouse lending
Loans Held-for-Investment, Aging
Total Past Due	$ 0	$ 0